Goodwill - Goodwill by Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning balance	$ 1,337	$ 1,427
Acquisitions	120	3
Foreign exchange and other	(113)	(93)
Goodwill, Ending balance	1,344	1,337
North America [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	633	654
Acquisitions		3
Foreign exchange and other	(43)	(24)
Goodwill, Ending balance	590	633
Europe [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	577	644
Acquisitions	13
Foreign exchange and other	(65)	(67)
Goodwill, Ending balance	525	577
Asia [Member]
Goodwill [Line Items]
Goodwill, Beginning balance	127	129
Acquisitions	107
Foreign exchange and other	(5)	(2)
Goodwill, Ending balance	$ 229	$ 127